Acquisitions - Purchase Consideration (Details) - USD ($) $ in Thousands			6 Months Ended
	Mar. 03, 2025	Sep. 03, 2024	Jun. 30, 2025
Acquisitions
Acquisition-related costs			$ (30)
Tuva Knutsen
Acquisitions
Asset swap - sale of the Dan Cisne		$ 30,000
Cash consideration paid to KNOP (from KNOT)		(1,135)
Purchase price adjustments		2,659
Acquisition-related costs		33
Purchase price		$ 31,557
Live Knutsen
Acquisitions
Asset swap - sale of the Dan Sabia	$ 26,960
Purchase price adjustments	(845)
Acquisition-related costs	34
Purchase price	$ 26,149